Schedule of property and equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 78,535	$ 77,370
Less: accumulated depreciation	(71,803)	(65,844)
Total	6,732	11,526
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	76,285	75,153
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,250	$ 2,217